Short-term deposits and cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Short-term deposits and cash and cash equivalents	Short-term deposits and cash and cash equivalents
(a)Short-term deposits
At December 31, 2024, the short-term deposits of the Group carried weighted average interest rates of 5.15% per annum (2023: 6.00%). No short-term deposits held by the Group at December 31, 2024.
(b)Cash and cash equivalents

	2024	2023
Bank balances	$52,242	$45,702
Cash on hand	9	4
Cash and cash equivalents	$52,251	$45,706